ACQUISITION (Acquisition of Motel 168, Pro Forma Financial Information) (Details) (Motel 168 [Member], CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Motel 168 [Member]
Business Acquisition [Line Items]
Net revenues	4,753,563	4,599,322
Income from operations	290,302	635,700
Net income	255,998	306,948
Basic	2.84	3.45
Diluted	0.23	3.29
Net amortization of identifiable intangible assets and unfavorable leases	4,203	4,203
Transaction costs		63,824